Columbia Mid Cap Index Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	188,854	6,842,181
Iridium Communications, Inc.	92,746	2,355,748
Total		9,197,929
Entertainment 0.1%
Warner Music Group Corp., Class A	123,544	3,251,678
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.(a)	231,152	2,207,502
Media 0.6%
EchoStar Corp., Class A(a)	102,958	1,825,445
New York Times Co. (The), Class A	139,047	7,942,365
Nexstar Media Group, Inc., Class A	24,849	4,234,766
Total		14,002,576
Total Communication Services		28,659,685
Consumer Discretionary 13.3%
Automobile Components 0.8%
Autoliv, Inc.	60,924	6,264,206
Gentex Corp.	193,804	4,180,352
Goodyear Tire & Rubber Co. (The)(a)	242,837	2,770,770
Lear Corp.	45,706	4,132,737
Visteon Corp.(a)	23,535	1,986,942
Total		19,335,007
Automobiles 0.2%
Harley-Davidson, Inc.	97,650	2,364,106
Thor Industries, Inc.	45,351	3,682,048
Total		6,046,154
Broadline Retail 0.3%
Macy’s, Inc.	236,584	2,812,984
Ollie’s Bargain Outlet Holdings, Inc.(a)	52,216	5,819,473
Total		8,632,457
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.7%
Duolingo, Inc.(a)	32,293	16,779,766
Graham Holdings Co., Class B	2,872	2,741,065
Grand Canyon Education, Inc.(a)	24,493	4,845,818
H&R Block, Inc.	114,058	6,495,603
Service Corp. International	122,889	9,585,342
Total		40,447,594
Hotels, Restaurants & Leisure 3.5%
Aramark	225,906	9,149,193
Boyd Gaming Corp.	56,490	4,235,055
Cava Group, Inc.(a)	69,323	5,633,880
Choice Hotels International, Inc.	19,037	2,411,607
Churchill Downs, Inc.	62,630	5,979,286
Hilton Grand Vacations, Inc.(a)	52,874	2,018,201
Hyatt Hotels Corp., Class A	36,339	4,797,838
Light & Wonder, Inc.(a)	75,251	6,781,620
Marriott Vacations Worldwide Corp.	27,369	1,802,523
Planet Fitness, Inc., Class A(a)	71,734	7,376,407
Texas Roadhouse, Inc.	56,850	11,097,689
Travel + Leisure Co.	58,290	2,831,145
Vail Resorts, Inc.	31,902	5,109,744
Wendy’s Co. (The)	145,903	1,663,294
Wingstop, Inc.	24,893	8,505,938
Wyndham Hotels & Resorts, Inc.	66,250	5,484,175
Total		84,877,595
Household Durables 1.6%
KB Home	59,137	3,050,286
Somnigroup International, Inc.	175,348	11,408,141
Taylor Morrison Home Corp., Class A(a)	88,178	4,962,658
Toll Brothers, Inc.	85,119	8,873,656
TopBuild Corp.(a)	24,986	7,068,290
Whirlpool Corp.	47,194	3,685,379
Total		39,048,410

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.5%
Brunswick Corp.	56,227	2,846,211
Mattel, Inc.(a)	287,085	5,437,390
Polaris, Inc.	44,672	1,752,036
YETI Holdings, Inc.(a)	72,283	2,208,968
Total		12,244,605
Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A(a)	42,925	3,369,183
AutoNation, Inc.(a)	21,966	4,038,449
Bath & Body Works, Inc.	184,558	5,189,771
Burlington Stores, Inc.(a)	53,521	12,217,239
Chewy, Inc., Class A(a)	141,156	6,387,309
Dick’s Sporting Goods, Inc.	49,342	8,848,994
Five Below, Inc.(a)	46,876	5,464,335
Floor & Decor Holdings, Inc., Class A(a)	91,376	6,550,746
GameStop Corp., Class A(a)	346,469	10,324,776
Gap, Inc. (The)	189,602	4,230,021
Lithia Motors, Inc., Class A	22,698	7,193,223
Murphy U.S.A., Inc.	15,521	6,624,208
Penske Automotive Group, Inc.	15,931	2,615,552
Restoration Hardware Holdings, Inc.(a)	12,840	2,325,452
Valvoline, Inc.(a)	108,307	3,746,339
Total		89,125,597
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.(a)	100,476	1,820,625
Columbia Sportswear Co.	27,293	1,740,748
Crocs, Inc.(a)	47,767	4,872,234
PVH Corp.	47,407	3,971,284
Skechers U.S.A., Inc., Class A(a)	112,135	6,956,855
Under Armour, Inc., Class A(a)	160,904	1,079,666
Under Armour, Inc., Class C(a)	109,144	687,607
VF Corp.	282,174	3,515,888
Total		24,644,907
Total Consumer Discretionary		324,402,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	7,332	1,685,260
Celsius Holdings, Inc.(a)	134,187	5,083,004
Coca-Cola Bottling Co. Consolidated	50,600	5,801,290
Total		12,569,554
Consumer Staples Distribution & Retail 3.4%
Albertsons Companies, Inc., Class A	345,598	7,682,643
BJ’s Wholesale Club Holdings, Inc.(a)	112,562	12,743,144
Casey’s General Stores, Inc.	31,630	13,846,349
Maplebear, Inc.(a)	137,913	6,298,487
Performance Food Group, Inc.(a)	133,118	11,922,048
Sprouts Farmers Market, Inc.(a)	85,206	14,728,709
U.S. Foods Holding Corp.(a)	196,315	15,532,443
Total		82,753,823
Food Products 0.9%
Darling Ingredients, Inc.(a)	135,531	4,223,146
Flowers Foods, Inc.	166,896	2,820,542
Ingredion, Inc.	54,963	7,646,452
Lancaster Colony Corp.	16,447	2,753,228
Pilgrim’s Pride Corp.	34,350	1,688,646
Post Holdings, Inc.(a)	38,986	4,311,462
Total		23,443,476
Personal Care Products 0.6%
BellRing Brands, Inc.(a)	109,315	6,881,379
Coty, Inc., Class A(a)	312,085	1,538,579
elf Beauty, Inc.(a)	48,060	5,406,270
Total		13,826,228
Total Consumer Staples		132,593,081
Energy 3.6%
Energy Equipment & Services 0.5%
ChampionX Corp.	162,588	3,913,493
NOV, Inc.	324,511	3,894,132
Valaris Ltd.(a)	55,754	2,097,466
Weatherford International PLC	62,075	2,706,470
Total		12,611,561
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp.	285,487	5,361,446
Antero Resources Corp.(a)	249,258	9,334,712
Chord Energy Corp.	52,091	4,688,190
Civitas Resources, Inc.	75,664	2,070,924
CNX Resources Corp.(a)	126,834	4,094,201
DT Midstream, Inc.	86,343	9,043,566
HF Sinclair Corp.	136,282	4,923,869
Matador Resources Co.	98,881	4,252,872
Murphy Oil Corp.	116,822	2,445,084
Ovintiv, Inc.	221,832	7,946,022
PBF Energy, Inc., Class A	83,523	1,591,113
Permian Resources Corp.	545,103	6,873,749
Range Resources Corp.	205,629	7,822,127
Viper Energy, Inc.	111,897	4,441,192
Total		74,889,067
Total Energy		87,500,628
Financials 18.0%
Banks 6.4%
Associated Banc-Corp.	139,696	3,236,756
Bank OZK	89,905	3,985,489
Cadence Bank	156,393	4,738,708
Columbia Banking System, Inc.	178,554	4,174,593
Comerica, Inc.	111,979	6,392,881
Commerce Bancshares, Inc.	104,028	6,554,804
Cullen/Frost Bankers, Inc.	54,737	6,950,504
East West Bancorp, Inc.	118,131	10,773,547
First Financial Bankshares, Inc.	109,601	3,864,531
First Horizon Corp.	446,520	8,876,818
Flagstar Financial, Inc.	258,227	2,974,775
FNB Corp.	306,443	4,250,364
Glacier Bancorp, Inc.	96,634	4,007,412
Hancock Whitney Corp.	73,335	4,009,224
Home Bancshares, Inc.	157,545	4,456,948
International Bancshares Corp.	45,585	2,854,989
Old National Bancorp	271,820	5,670,165
Pinnacle Financial Partners, Inc.	65,213	6,930,838
Prosperity Bancshares, Inc.	81,187	5,654,675
SouthState Corp.	83,663	7,345,611
Common Stocks (continued)
Issuer	Shares	Value ($)
Synovus Financial Corp.	120,293	5,753,614
Texas Capital Bancshares, Inc.(a)	39,209	2,810,893
UMB Financial Corp.	57,994	5,980,341
United Bankshares, Inc.	121,655	4,396,612
Valley National Bancorp	404,738	3,553,600
Webster Financial Corp.	146,049	7,518,602
Western Alliance Bancorp	92,942	6,729,930
Wintrust Financial Corp.	56,663	6,766,129
Zions Bancorp	126,007	5,967,692
Total		157,181,045
Capital Markets 3.6%
Affiliated Managers Group, Inc.	24,931	4,387,856
Carlyle Group, Inc. (The)	179,828	8,128,226
Evercore, Inc., Class A	30,169	6,983,822
Federated Hermes, Inc., Class B	66,397	2,801,953
Hamilton Lane, Inc., Class A	36,929	5,502,421
Houlihan Lokey, Inc., Class A	46,038	8,041,918
Interactive Brokers Group, Inc., Class A	92,780	19,454,110
Janus Henderson Group PLC	108,389	3,937,772
Jefferies Financial Group, Inc.	138,741	6,742,813
Morningstar, Inc.	23,022	7,100,445
SEI Investments Co.	82,145	7,003,683
Stifel Financial Corp.	87,064	8,203,170
Total		88,288,189
Consumer Finance 0.8%
Ally Financial, Inc.	234,210	8,197,350
FirstCash Holdings, Inc.	33,184	4,244,566
SLM Corp.	179,290	5,803,617
Total		18,245,533
Financial Services 1.9%
Equitable Holdings, Inc.	264,078	13,961,804
Essent Group Ltd.	89,487	5,190,246
Euronet Worldwide, Inc.(a)	35,190	3,810,373
MGIC Investment Corp.	211,713	5,599,809
Shift4 Payments, Inc., Class A(a)	58,512	5,546,353
Voya Financial, Inc.	81,991	5,454,041

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Union Co. (The)	287,937	2,672,055
WEX, Inc.(a)	29,751	3,954,801
Total		46,189,482
Insurance 4.7%
American Financial Group, Inc.	61,542	7,629,977
Brighthouse Financial, Inc.(a)	49,960	2,988,108
CNO Financial Group, Inc.	86,593	3,287,070
Fidelity National Financial, Inc.	221,519	12,132,596
First American Financial Corp.	87,774	4,898,667
Hanover Insurance Group, Inc. (The)	30,705	5,403,466
Kemper Corp.	51,185	3,262,020
Kinsale Capital Group, Inc.	18,852	8,897,956
Old Republic International Corp.	198,780	7,513,884
Primerica, Inc.	28,437	7,695,052
Reinsurance Group of America, Inc.	56,132	11,411,074
RenaissanceRe Holdings Ltd.	41,969	10,467,908
RLI Corp.	71,064	5,462,690
Ryan Specialty Holdings, Inc., Class A	90,664	6,488,822
Selective Insurance Group, Inc.	51,814	4,560,668
Unum Group	140,017	11,440,789
Total		113,540,747
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Annaly Capital Management, Inc.	492,841	9,339,337
Starwood Property Trust, Inc.	272,941	5,390,585
Total		14,729,922
Total Financials		438,174,918
Health Care 8.7%
Biotechnology 2.4%
BioMarin Pharmaceutical, Inc.(a)	162,403	9,430,742
Cytokinetics, Inc.(a)	100,564	3,119,495
Exelixis, Inc.(a)	238,497	10,264,911
Halozyme Therapeutics, Inc.(a)	108,415	6,078,829
Neurocrine Biosciences, Inc.(a)	84,962	10,452,025
Roivant Sciences Ltd.(a)	358,745	3,942,608
Sarepta Therapeutics, Inc.(a)	81,396	3,060,490
United Therapeutics Corp.(a)	38,044	12,130,329
Total		58,479,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.5%
Dentsply Sirona, Inc.	169,388	2,706,820
Envista Holdings Corp.(a)	146,728	2,680,721
Globus Medical, Inc., Class A(a)	96,920	5,735,726
Haemonetics Corp.(a)	42,809	2,898,597
Lantheus Holdings, Inc.(a)	59,247	4,476,703
LivaNova PLC(a)	46,272	2,001,264
Masimo Corp.(a)	37,868	6,153,550
Penumbra, Inc.(a)	32,704	8,730,987
Total		35,384,368
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.(a)	79,151	1,791,979
Amedisys, Inc.(a)	27,908	2,625,305
Chemed Corp.	12,768	7,339,557
Encompass Health Corp.	85,853	10,379,628
Ensign Group, Inc. (The)	48,589	7,155,216
HealthEquity, Inc.(a)	73,849	7,429,948
Hims & Hers Health, Inc., Class A(a)	162,922	9,214,868
Option Care Health, Inc.(a)	145,018	4,739,188
Tenet Healthcare Corp.(a)	81,036	13,676,446
Total		64,352,135
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	113,762	5,925,863
Life Sciences Tools & Services 1.6%
Avantor, Inc.(a)	580,223	7,490,679
Bio-Rad Laboratories, Inc., Class A(a)	16,421	3,726,418
Bruker Corp.	94,303	3,460,920
Illumina, Inc.(a)	134,979	11,100,673
Medpace Holdings, Inc.(a)	21,289	6,278,126
Repligen Corp.(a)	44,401	5,242,426
Sotera Health Co.(a)	130,334	1,595,288
Total		38,894,530
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	51,516	5,567,334
Perrigo Co. PLC	116,256	3,112,173
Total		8,679,507
Total Health Care		211,715,832
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 21.9%
Aerospace & Defense 2.0%
ATI, Inc.(a)	121,552	9,680,401
BWX Technologies, Inc.	77,923	9,787,129
Curtiss-Wright Corp.	32,091	14,123,570
Hexcel Corp.	69,136	3,656,603
Woodward, Inc.	50,583	10,942,620
Total		48,190,323
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	101,827	4,189,163
Building Products 2.3%
AAON, Inc.	57,487	5,535,423
Advanced Drainage Systems, Inc.	60,155	6,614,644
Carlisle Companies, Inc.	37,884	14,402,739
Fortune Brands Innovations, Inc.	105,858	5,335,243
Owens Corning	73,100	9,791,745
Simpson Manufacturing Co., Inc.	35,930	5,594,301
Trex Company, Inc.(a)	91,302	5,101,043
UFP Industries, Inc.	51,746	5,048,340
Total		57,423,478
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	37,190	3,051,811
Clean Harbors, Inc.(a)	43,174	9,791,431
MSA Safety, Inc.	33,448	5,451,021
RB Global, Inc.	157,147	16,547,579
Tetra Tech, Inc.	228,404	7,980,436
Total		42,822,278
Construction & Engineering 2.7%
AECOM	113,070	12,420,739
Comfort Systems U.S.A., Inc.	30,234	14,458,806
EMCOR Group, Inc.	39,200	18,496,912
Fluor Corp.(a)	146,155	6,077,125
MasTec, Inc.(a)	52,462	8,180,400
Valmont Industries, Inc.	17,073	5,429,897
Total		65,063,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.5%
Acuity, Inc.	26,126	6,789,886
EnerSys	33,598	2,809,801
NEXTracker, Inc., Class A(a)	122,461	6,942,314
nVent Electric PLC	140,446	9,241,347
Regal Rexnord Corp.	56,435	7,530,686
Sensata Technologies Holding	127,451	3,321,373
Total		36,635,407
Ground Transportation 1.4%
Avis Budget Group, Inc.(a)	14,373	1,750,488
Knight-Swift Transportation Holdings, Inc.	137,955	6,114,165
Landstar System, Inc.	30,094	4,129,499
Ryder System, Inc.	35,862	5,276,376
Saia, Inc.(a)	22,663	5,992,324
XPO, Inc.(a)	99,907	11,372,414
Total		34,635,266
Machinery 5.1%
AGCO Corp.	52,796	5,172,952
Chart Industries, Inc.(a)	35,832	5,620,608
CNH Industrial NV	745,014	9,320,125
Crane Co.	41,454	7,105,216
Donaldson Co., Inc.	101,768	7,077,964
Esab Corp.	48,419	5,955,053
Flowserve Corp.	111,950	5,587,424
Graco, Inc.	143,884	12,181,219
ITT, Inc.	69,364	10,442,057
Lincoln Electric Holdings, Inc.	48,083	9,308,388
Middleby Corp. (The)(a)	45,839	6,698,453
Mueller Industries, Inc.	96,918	7,547,005
Oshkosh Corp.	55,444	5,499,490
RBC Bearings, Inc.(a)	26,647	9,749,338
Terex Corp.	56,582	2,546,756
Timken Co. (The)	54,372	3,723,938
Toro Co. (The)	85,747	6,497,908
Watts Water Technologies, Inc., Class A	23,320	5,646,238
Total		125,680,132
Marine Transportation 0.2%
Kirby Corp.(a)	48,913	5,411,734

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	104,879	5,341,488
American Airlines Group, Inc.(a)	560,337	6,393,445
Total		11,734,933
Professional Services 2.4%
CACI International, Inc., Class A(a)	19,105	8,176,940
Concentrix Corp.	39,474	2,209,162
ExlService Holdings, Inc.(a)	137,094	6,304,953
Exponent, Inc.	43,258	3,302,316
FTI Consulting, Inc.(a)	30,101	4,941,380
Genpact Ltd.	136,929	5,894,794
Insperity, Inc.	30,139	1,950,596
KBR, Inc.	113,541	5,925,705
ManpowerGroup, Inc.	39,996	1,677,832
MAXIMUS, Inc.	48,231	3,497,230
Parsons Corp.(a)	39,815	2,581,605
Paylocity Holding Corp.(a)	37,146	7,091,171
Science Applications International Corp.	41,654	4,812,703
Total		58,366,387
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	32,703	7,407,883
Core & Main, Inc., Class A(a)	162,067	8,882,892
GATX Corp.	30,284	4,822,424
MSC Industrial Direct Co., Inc., Class A	38,080	3,092,096
Watsco, Inc.	29,680	13,165,158
WESCO International, Inc.	37,839	6,352,790
Total		43,723,243
Total Industrials		533,876,223
Information Technology 11.0%
Communications Equipment 0.6%
Ciena Corp.(a)	121,102	9,695,426
Lumentum Holdings, Inc.(a)	58,968	4,262,207
Total		13,957,633
Electronic Equipment, Instruments & Components 2.9%
Arrow Electronics, Inc.(a)	44,458	5,262,938
Avnet, Inc.	73,714	3,686,437
Belden, Inc.	34,315	3,644,253
Cognex Corp.	144,749	4,338,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Coherent Corp.(a)	132,053	9,987,168
Crane NXT Co.	41,902	2,246,366
Fabrinet(a)	30,668	7,141,657
Flex Ltd.(a)	326,457	13,809,131
IPG Photonics Corp.(a)	22,480	1,489,525
Littelfuse, Inc.	21,146	4,336,199
Novanta, Inc.(a)	30,610	3,790,130
TD SYNNEX Corp.	64,200	7,790,028
Vontier Corp.	126,713	4,529,990
Total		72,051,950
IT Services 1.0%
ASGN, Inc.(a)	37,665	1,989,089
Kyndryl Holdings, Inc.(a)	198,288	7,741,164
Okta, Inc.(a)	139,414	14,383,342
Total		24,113,595
Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc.(a)	111,399	2,823,965
Amkor Technology, Inc.	96,675	1,742,083
Cirrus Logic, Inc.(a)	45,287	4,454,429
Entegris, Inc.	128,781	8,852,406
Lattice Semiconductor Corp.(a)	117,570	5,283,596
MACOM Technology Solutions Holdings, Inc.(a)	50,678	6,162,952
MKS, Inc.	57,348	4,713,432
Onto Innovation, Inc.(a)	42,088	3,869,571
Power Integrations, Inc.	48,515	2,412,651
Rambus, Inc.(a)	90,817	4,855,985
Silicon Laboratories, Inc.(a)	27,659	3,333,739
Synaptics, Inc.(a)	33,393	1,962,173
Universal Display Corp.	37,612	5,391,680
Total		55,858,662
Software 3.6%
Appfolio, Inc., Class A(a)	19,805	4,182,222
BILL Holdings, Inc.(a)	79,923	3,491,037
Blackbaud, Inc.(a)	32,411	2,016,936
CommVault Systems, Inc.(a)	37,492	6,866,660
DocuSign, Inc.(a)	172,152	15,254,389
Dolby Laboratories, Inc., Class A	52,156	3,873,105
Dropbox, Inc., Class A(a)	184,439	5,322,909
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dynatrace, Inc.(a)	255,088	13,777,303
Guidewire Software, Inc.(a)	71,170	15,302,973
Manhattan Associates, Inc.(a)	52,086	9,832,795
Pegasystems, Inc.	38,063	3,735,883
Qualys, Inc.(a)	31,180	4,319,989
Total		87,976,201
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Inc., Class A(a)	264,099	14,153,065
Total Information Technology		268,111,106
Materials 5.8%
Chemicals 1.5%
Ashland, Inc.	40,206	1,990,599
Avient Corp.	77,855	2,812,901
Axalta Coating Systems Ltd.(a)	185,888	5,725,350
Cabot Corp.	46,204	3,450,977
NewMarket Corp.	6,493	4,181,882
Olin Corp.	98,592	1,913,671
RPM International, Inc.	109,559	12,472,197
Scotts Miracle-Gro Co. (The), Class A	36,731	2,187,698
Westlake Corp.	28,516	2,025,491
Total		36,760,766
Construction Materials 0.4%
Eagle Materials, Inc.	28,366	5,735,889
Knife River Corp.(a)	48,242	4,539,572
Total		10,275,461
Containers & Packaging 1.4%
AptarGroup, Inc.	56,663	8,975,419
Crown Holdings, Inc.	99,750	9,825,375
Graphic Packaging Holding Co.	255,824	5,684,409
Greif, Inc., Class A	22,028	1,224,757
Silgan Holdings, Inc.	69,163	3,808,807
Sonoco Products Co.	83,731	3,813,110
Total		33,331,877
Metals & Mining 2.3%
Alcoa Corp.	220,154	5,893,523
Carpenter Technology Corp.	42,563	10,002,305
Cleveland-Cliffs, Inc.(a)	412,491	2,404,822
Commercial Metals Co.	96,839	4,511,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance, Inc.	46,118	13,504,273
Royal Gold, Inc.	56,036	9,981,132
United States Steel Corp.	191,877	10,326,820
Total		56,624,604
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	53,269	4,797,939
Total Materials		141,790,647
Real Estate 6.8%
Diversified REITs 0.5%
WP Carey, Inc.	186,490	11,704,112
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	301,988	4,378,826
Omega Healthcare Investors, Inc.	240,164	8,886,068
Sabra Health Care REIT, Inc.	201,605	3,524,056
Total		16,788,950
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	175,886	1,822,179
Industrial REITs 1.0%
EastGroup Properties, Inc.	44,260	7,504,283
First Industrial Realty Trust, Inc.	112,817	5,576,544
Rexford Industrial Realty, Inc.	193,902	6,833,107
STAG Industrial, Inc.	158,979	5,656,473
Total		25,570,407
Office REITs 0.6%
COPT Defense Properties	95,843	2,630,890
Cousins Properties, Inc.	142,869	4,010,333
Kilroy Realty Corp.	90,602	2,917,384
Vornado Realty Trust	141,486	5,329,778
Total		14,888,385
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a)	40,430	9,003,761
Residential REITs 1.0%
American Homes 4 Rent, Class A	270,324	10,231,763
Equity LifeStyle Properties, Inc.	162,807	10,349,641
Independence Realty Trust, Inc.	196,391	3,650,909
Total		24,232,313

Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.0%
Agree Realty Corp.	91,205	6,867,737
Brixmor Property Group, Inc.	260,696	6,624,285
Kite Realty Group Trust	187,187	4,140,576
NNN REIT, Inc.	159,821	6,674,125
Total		24,306,723
Specialized REITs 1.6%
CubeSmart	192,714	8,240,451
EPR Properties	64,533	3,593,843
Gaming and Leisure Properties, Inc.	233,820	10,919,394
Lamar Advertising Co., Class A	74,935	9,032,665
National Storage Affiliates Trust	59,756	2,055,606
PotlatchDeltic Corp.	61,096	2,403,517
Rayonier, Inc.	119,745	2,837,956
Total		39,083,432
Total Real Estate		167,400,262
Utilities 2.9%
Electric Utilities 1.0%
Allete, Inc.	49,340	3,209,074
IDACORP, Inc.	45,393	5,399,497
OGE Energy Corp.	171,235	7,614,820
Portland General Electric Co.	93,180	3,950,832
TXNM Energy, Inc.	76,863	4,357,364
Total		24,531,587
Gas Utilities 1.1%
National Fuel Gas Co.	77,163	6,369,034
New Jersey Resources Corp.	85,460	3,921,760
ONE Gas, Inc.	48,278	3,609,263
Southwest Gas Holdings, Inc.	51,354	3,688,758
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	49,719	3,742,846
UGI Corp.	183,050	6,600,783
Total		27,932,444
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	48,972	3,640,089
Multi-Utilities 0.3%
Black Hills Corp.	61,028	3,568,307
Northwestern Energy Group, Inc.	52,260	2,891,546
Total		6,459,853
Water Utilities 0.3%
Essential Utilities, Inc.	215,286	8,294,969
Total Utilities		70,858,942
Total Common Stocks (Cost $1,585,612,939)		2,405,083,650

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	31,438,426	31,428,995
Total Money Market Funds (Cost $31,427,600)		31,428,995
Total Investments in Securities (Cost: $1,617,040,539)		2,436,512,645
Other Assets & Liabilities, Net		2,234,968
Net Assets		2,438,747,613
At May 31, 2025, securities and/or cash totaling $3,323,775 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	128	06/2025	USD	38,452,480	854,829	—
Columbia Mid Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	29,582,068	84,515,180	(82,667,156)	(1,097)	31,428,995	(4,435)	320,457	31,438,426
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Mid Cap Index Fund  | 2025

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1QT196_02_R01_(07/25)